Sales revenue from contracts with customers (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	100.00%	100.00%	100.00%
Revenue	$ 68,603,872	$ 55,954,228	$ 48,485,561
Colombia Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	48.10%	50.50%	51.00%
Revenue	$ 33,022,600	$ 28,236,092	$ 24,745,172
United States Of America [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	21.50%	22.40%	24.70%
Revenue	$ 14,765,674	$ 12,532,932	$ 11,956,967
Asia [member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	17.90%	11.00%	5.60%
Revenue	$ 12,271,225	$ 6,136,796	$ 2,717,414
Central America And Caribbean [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	6.50%	10.80%	7.30%
Revenue	$ 4,449,033	$ 6,070,565	$ 3,551,894
South America And Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	4.30%	3.50%	5.30%
Revenue	$ 2,968,038	$ 1,947,226	$ 2,568,163
Europe [member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	1.60%	1.80%	6.10%
Revenue	$ 1,127,302	$ 1,030,617	$ 2,945,951